TABLE OF CONTENTS

MASSMUTUAL FUNDAMENTAL VALUE FUND
     Statement of Assets and Liabilities                1

MASSMUTUAL LARGE CAP GROWTH FUND
     Statement of Assets and Liabilities                2

MASSMUTUAL SMALL COMPANY VALUE FUND
     Statement of Assets and Liabilities                3

MASSMUTUAL SMALL COMPANY GROWTH FUND
     Statement of Assets and Liabilities                4

NOTES TO FINANCIAL STATEMENTS                           5

INDEPENDENT AUDITORS' REPORT                            8

DIRECTORS AND OFFICERS                                  9


MASSMUTUAL FUNDAMENTAL VALUE FUND -- STATEMENT OF ASSETS AND LIABILITIES

                                                            DECEMBER 31, 2001
                                                            -----------------
ASSETS:
     Cash                                                       $     4,000
     Receivable from:
          Fund shares sold                                       10,000,000
                                                                -----------
               Total assets                                      10,004,000
                                                                -----------
     NET ASSETS                                                 $10,004,000
                                                                ===========
NET ASSETS CONSIST OF:
     Paid-in capital                                            $10,004,000
                                                                ===========
NET ASSETS:
     Class A                                                    $     1,000
                                                                ===========
     Class L                                                    $     1,000
                                                                ===========
     Class Y                                                    $     1,000
                                                                ===========
     Class S                                                    $10,001,000
                                                                ===========
SHARES OUTSTANDING:
     Class A                                                            100
                                                                ===========
     Class L                                                            100
                                                                ===========
     Class Y                                                            100
                                                                ===========
     Class S                                                      1,000,100
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                    $     10.00
                                                                ===========
     Class L                                                    $     10.00
                                                                ===========
     Class Y                                                    $     10.00
                                                                ===========
     Class S                                                    $     10.00
                                                                ===========

  The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP GROWTH FUND -- STATEMENT OF ASSETS AND LIABILITIES

                                                            DECEMBER 31, 2001
                                                            -----------------
ASSETS:
     Cash                                                       $     4,000
     Receivable from:
          Fund shares sold                                       10,000,000
                                                                -----------
               Total assets                                      10,004,000
                                                                -----------
     NET ASSETS                                                 $10,004,000
                                                                ===========
NET ASSETS CONSIST OF:
     Paid-in capital                                            $10,004,000
                                                                ===========
NET ASSETS:
     Class A                                                    $     1,000
                                                                ===========
     Class L                                                    $     1,000
                                                                ===========
     Class Y                                                    $     1,000
                                                                ===========
     Class S                                                    $10,001,000
                                                                ===========
SHARES OUTSTANDING:
     Class A                                                            100
                                                                ===========
     Class L                                                            100
                                                                ===========
     Class Y                                                            100
                                                                ===========
     Class S                                                      1,000,100
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                    $     10.00
                                                                ===========
     Class L                                                    $     10.00
                                                                ===========
     Class Y                                                    $     10.00
                                                                ===========
     Class S                                                    $     10.00
                                                                ===========

  The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY VALUE FUND -- STATEMENT OF ASSETS AND LIABILITIES

                                                            DECEMBER 31, 2001
                                                            -----------------
ASSETS:
     Cash                                                       $     4,000
     Receivable from:
          Fund shares sold                                       10,000,000
                                                                -----------
               Total assets                                      10,004,000
                                                                -----------
     NET ASSETS                                                 $10,004,000
                                                                ===========
NET ASSETS CONSIST OF:
     Paid-in capital                                            $10,004,000
                                                                ===========
NET ASSETS:
     Class A                                                    $     1,000
                                                                ===========
     Class L                                                    $     1,000
                                                                ===========
     Class Y                                                    $     1,000
                                                                ===========
     Class S                                                    $10,001,000
                                                                ===========
SHARES OUTSTANDING:
     Class A                                                            100
                                                                ===========
     Class L                                                            100
                                                                ===========
     Class Y                                                            100
                                                                ===========
     Class S                                                      1,000,100
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                    $     10.00
                                                                ===========
     Class L                                                    $     10.00
                                                                ===========
     Class Y                                                    $     10.00
                                                                ===========
     Class S                                                    $     10.00
                                                                ===========

  The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY GROWTH FUND -- STATEMENT OF ASSETS AND LIABILITIES

                                                            DECEMBER 31, 2001
                                                            -----------------
ASSETS:
     Cash                                                       $     4,000
     Receivable from:
          Fund shares sold                                       10,000,000
                                                                -----------
               Total assets                                      10,004,000
                                                                -----------
     NET ASSETS                                                 $10,004,000
                                                                ===========
NET ASSETS CONSIST OF:
     Paid-in capital                                            $10,004,000
                                                                ===========
NET ASSETS:
     Class A                                                    $     1,000
                                                                ===========
     Class L                                                    $     1,000
                                                                ===========
     Class Y                                                    $     1,000
                                                                ===========
     Class S                                                    $10,001,000
                                                                ===========
SHARES OUTSTANDING:
     Class A                                                            100
                                                                ===========
     Class L                                                            100
                                                                ===========
     Class Y                                                            100
                                                                ===========
     Class S                                                      1,000,100
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                    $     10.00
                                                                ===========
     Class L                                                    $     10.00
                                                                ===========
     Class Y                                                    $     10.00
                                                                ===========
     Class S                                                    $     10.00
                                                                ===========

  The accompanying notes are an integral part of the financial statements.

NOTES TO STATEMENTS OF ASSETS AND LIABILITIES

1.  THE FUND

MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachussetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Prime Fund ("Prime Fund"), MassMutual Short-Duration Bond Fund ("Short-Duration Bond Fund") formerly known as MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Core Value Equity Fund ("Core Value Equity Fund") formerly known as MassMutual Core Equity Fund, MassMutual Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Growth Equity Fund ("Growth Equity Fund"), MassMutual Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual OTC 100 Fund ("OTC 100 Fund"), MassMutual Focused Value Fund ("Focused Value Fund"), MassMutual Small Company Value Fund ("Small Company Value Fund"), MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Emerging Growth Fund ("Emerging Growth Fund"), MassMutual International Equity Fund ("International Equity Fund") and MassMutual Overseas Fund ("Overseas Fund").

These notes relate to the Fundamental Value Fund, Large Cap Growth Fund, Small Company Value Fund and Small Company Growth Fund. As of December 31, 2001, these Funds had no operations other than organizational matters, including the issuance of seed money shares to Massachusetts Mutual Life Insurance Company ("MassMutual").

Each Fund has four classes of shares: Class A, Class L, Class Y, and Class S. The principal economic difference among the Classes is the level of service and administration fees borne by the Classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.  FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT FEES

Under agreements between the Trust and MassMutual with respect to each Fund, MassMutual is responsible for providing investment management for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

                 Fundamental Value Fund             0.65%
                 Large Cap Growth Fund              0.65%
                 Small Company Value Fund           0.85%
                 Small Company Growth Fund          0.85%

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management L.P. ("Alliance Capital"), Clover Capital Management, Inc. ("Clover"), Mazama Capital Management, Inc. ("Mazama"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Allied Investment Advisers, Inc. ("Allied"). MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the average daily net assets of the specified Fund which it manages.

The sub-advisory agreement with Wellington Management provides that Wellington Management manage the investment and reinvestment of the assets of the Fundamental Value Fund. Wellington Management receives a fee equal to an annual rate of 0.40% on the first $100 million of average daily net assets under management and 0.30% on average daily net assets in excess of $100 million.

The sub-advisory agreement with Alliance Capital provides that Alliance Capital manage the investment and reinvestment of the assets of the Large Cap Growth Fund. Alliance Capital receives a fee equal to an annual rate of 0.50% on aggregate net assets under management.

The sub-advisory agreement with Clover provides that Clover manage a portion of the investment and reinvestment of the assets of the Small Company Value Fund. Clover receives a fee equal to an annual rate of 0.60% of the first $100 million of average daily net assets under management, 0.55% on the next $100 million of average daily net assets under management and 0.50% on average daily net assets in excess of $200 million.

The sub-advisory agreement with T. Rowe Price provides that T. Rowe Price manage a portion of the investment and reinvestment of the assets of the Small Company Value Fund. T. Rowe Price receives a fee equal to an annual rate of 0.60% on the first $500 million of average daily net assets under management and 0.55% on average daily net assets in excess of $500 million.

The sub-advisory agreement with Mazama provides that Mazama manage a portion of the investment and reinvestment of the assets of the Small Company Growth Fund. Mazama receives a fee equal to an annual rate of 0.70% on the first $50 million of average daily net assets under management, 0.65% on the next $50 million of average daily net assets under management, 0.60% on the next $50 million of average daily net assets under management and 0.55% on average daily net assets in excess of $150 million.

The sub-advisory agreement with Allied provides that Allied manage a portion of the investment and reinvestment of the assets of the Small Company Growth Fund. Allied receives a fee equal to an annual rate of 0.60% on the first $50 million of average daily net assets under management, 0.55% on the next $50 million of average daily net assets under management, 0.50% on the next $100 million of average daily net assets under management, and 0.40% on the average daily net assets in excess of $200 million.

ADMINISTRATION FEES

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

-----------------------------------------------------------------------------
                                    Class A    Class L    Class Y    Class S
                                    -------    -------    -------    -------
Fundamental Value Fund              0.3129%    0.3129%    0.1629%    0.1229%
Large Cap Growth Fund               0.3529%    0.3529%    0.2029%    0.1629%
Small Company Value Fund            0.3593%    0.3593%    0.2093%    0.1693%
Small Company Growth Fund           0.3491%    0.3491%    0.1991%    0.1591%
-----------------------------------------------------------------------------

SERVICE FEES

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of a Fund and/or maintenance of Class A shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual.

OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MASSMUTUAL INSTITUTIONAL FUNDS

We have audited the accompanying statements of assets and liabilities of the MassMutual Institutional Funds ("the Trust"), comprised of the Fundamental Value Fund, the Large Cap Growth Fund, the Small Company Value Fund and the Small Company Growth Fund (the "Funds"), as of December 31, 2001. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Deloitte & Touche LLP
Boston, Massachusetts
February 8, 2002

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Company's directors and officers; their address and age; their position with the Company; the length of time holding that position with the Company; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Company's Statement of Additional Information includes additional information about the Company's directors and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Institutional Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MassMutual Institutional Funds Coordinator, MIP N312.

----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
                                       TERM                             NUMBER OF
                                    OF OFFICE**                        PORTFOLIOS IN
                                       AND                                 FUND
                      POSITION(S)    LENGTH         PRINCIPAL             COMPLEX             OTHER
   NAME, ADDRESS*,     HELD WITH     OF TIME    OCCUPATION(S) DURING    OVERSEEN BY        DIRECTORSHIPS
        AND AGE           FUND       SERVED        PAST 5 YEARS          DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
Ronald J. Abdow       Trustee of     Since      President, Abdow               38      Trustee, Abdow
Age: 69               the Trust      1994       Corporation (operator                  G&R Trust and
                                                of restaurants).                       Abdow G&R Co.
                                                                                       (owners and operators
                                                                                       or restaurant properties);
                                                                                       Chairman, Western
                                                                                       Mass Development
                                                                                       Corp.; Chairman,
                                                                                       American International
                                                                                       College.

Richard H. Ayers      Trustee of     Since      Retired; former adviser to     38      Director, Applera
Age: 58               the Trust      1996       Chairman (1997),                       Corporation
                                                Chairman and Chief Executive
                                                Officer (1989-1996), The
                                                Stanley Works (manufacturer
                                                of tools, hardware and
                                                specialty hardware products).

Mary E. Boland       Trustee of      Since      Attorney at Law, Egan,         38      Director (1995-1999),
Age: 61              the Trust       1974       Flanagan and Cohen, P.C.               Trustee (until 1995),
                                                (law firm), Springfield, MA.           SIS Bank (formerly,
                                                                                       Springfield Institution
                                                                                       for Savings); Director
                                                                                       (since 1999), First
                                                                                       Mass Bank; Director
                                                                                       (since 1999),
                                                                                       Massachusetts
                                                                                       Educational Financing
                                                                                       Authority.

David E.A. Carson    Trustee of      Since      Retired; Chairman and          38      Director, United
Age: 66              the Trust       1996       Chief Executive Officer                Illuminating Co. (electric
                                                (1997-2000), President and             utility); Trustee (since
                                                Chief Executive Officer                1991), American
                                                (1985-1997) People's Bank.             Skandia Trust, American
                                                                                       Skandia Advisor Funds
                                                                                       and American Skandia
                                                                                       Master Trust (open-end
                                                                                       investment companies).

                                       9

----------------------------------------------------------------------------------------------------------------
                                       TERM                             NUMBER OF
                                    OF OFFICE**                        PORTFOLIOS IN
                                       AND                                 FUND
                      POSITION(S)    LENGTH         PRINCIPAL             COMPLEX             OTHER
   NAME, ADDRESS*,     HELD WITH     OF TIME    OCCUPATION(S) DURING    OVERSEEN BY        DIRECTORSHIPS
        AND AGE           FUND       SERVED        PAST 5 YEARS          DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
Richard W. Greene     Trustee of      Since     Retired; Vice President for    38
Age: 65               the Trust       1996      Investments and Treasurer
                      (1998-2000),              Executive Vice President
                                                and Treasurer (1986-1998),
                                                University of Rochester
                                                (private university).

Beverly L. Hamilton   Trustee of      Since     President, ARCO Investment     38      Director (since 1991),
Age: 54               the Trust       1996      Management Co.                         American Funds
                                                (1991-2000).                           Emerging Markets
                                                                                       Growth Fund
                                                                                       (open-interval mutual
                                                                                       fund); Trustee (since
                                                                                       2000), Monterey
                                                                                       Institute for International
                                                                                       Studies; Trustee (since
                                                                                       1998), the Common
                                                                                       Fund; Investment
                                                                                       Advisory Committees of
                                                                                       Rockefeller Foundation,
                                                                                       Unilever (Holland)
                                                                                       pension fund, CFSB
                                                                                       Sprout, University of
                                                                                       Michigan endowment
                                                                                       and Hartford Hospital.

F. William
     Marshall, Jr.    Trustee of      Since     Consultant (since 1999);       38      Trustee (since 2000),
Age: 59               the Trust       1996      Chairman (1999), Family                Denver-based
                                                Bank, F.S.B. (formerly SIS             Oppenheimer and
                                                Bank); Executive Vice                  Centennial Funds.
                                                President (1999), Peoples
                                                Heritage Financial Group;
                                                President, Chief Executive
                                                Officer and Director
                                                (1993-1999), SIS
                                                Bancorp, Inc. and
                                                SIS Bank (formerly,
                                                Springfield Institution
                                                for Savings).

Charles J. McCarthy   Trustee of      Since     Retired; Proprietor            38
Age: 77               the Trust       1984      (until 2000), Synectics
                                                Financial Company (venture
                                                capital activities,
                                                business consulting and
                                                investments).

----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                       TERM                             NUMBER OF
                                    OF OFFICE**                        PORTFOLIOS IN
                                       AND                                 FUND
                      POSITION(S)    LENGTH         PRINCIPAL             COMPLEX             OTHER
   NAME, ADDRESS*,     HELD WITH     OF TIME    OCCUPATION(S) DURING    OVERSEEN BY        DIRECTORSHIPS
        AND AGE           FUND       SERVED        PAST 5 YEARS          DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
Stuart H. Reese       Chairman       Since      Executive Vice President and   38      Director (since 1994),
Age: 46               and Trustee    1999       Chief Investment Officer               Merrill Lynch Derivative
                      of the Trust              (since 1999), Chief Executive          Products; Director
                                                Director (1997-1999), Senior           (since 1996), Antares
                                                Vice President (1993-1997),            Capital Corporation
                                                MassMutual; President and              (finance company) and
                                                Chief Executive Officer                Charter Oak Capital
                                                (since 1999), David L.                 Management, Inc.
                                                Babson & Company Inc.                  (investment adviser);
                                                (investment adviser); President        Director (since 1996),
                                                (since 1995), Executive Vice           HYP Management, Inc.
                                                President (1993-1995),                 (managing member of
                                                MassMutual Corporate                   MassMutual High Yield
                                                Investors and MassMutual               Partners LLC), and
                                                Participation Investors                MMHC Investment, Inc.
                                                (closed-end investment                 (investor in funds
                                                companies).                            sponsored by MassMutual);
                                                                                       Director (since 1994),
                                                                                       MassMutual Corporate Value
                                                                                       Partners Limited (investor
                                                                                       in debt and equity securities)
                                                                                       and MassMutual Corporate
                                                                                       Value Limited (parent of
                                                                                       MassMutual Corporate Value
                                                                                       Partners Limited); Director
                                                                                       (1994-1996), Pace Industries
                                                                                       (aluminum die caster);
                                                                                       Advisory Board Member
                                                                                       (since 1995), Kirtland
                                                                                       Capital Partners.

Richard G. Dooley     Trustee of     Since      Consultant (since 1993),       38      Director, Kimco Realty
Age: 71               the Trust      1996       MassMutual;                            Corp. (shopping center
                                                                                       ownership and management);
                                                                                       Director (since 1993),
                                                                                       Jefferies Group, Inc.
                                                                                       (financial services holding
                                                                                       company); Vice Chairman
                                                                                       (since 1995), Chairman
                                                                                       (1982-1995), Director (since 1974),
                                                                                       MassMutual Corporate Investors,
                                                                                       and Vice Chairman (since 1995),
                                                                                       Director (since 1988), Chairman
                                                                                       (1988-1995), MassMutual
                                                                                       Participation Investors
                                                                                       (closed-end investment companies),
                                                                                       Director (since 1996),
                                                                                       Charter Oak Capital
                                                                                       Management, Inc.

Frederick C.
     Castellani       Trustee and    Since      Executive Vice President       38
Age: 54               President of   2001       (since 2001),
                      the Trust                 Senior Vice President
                                                (1996-2001), MassMutual

----------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                      POSITION(S)    LENGTH         PRINCIPAL                                COMPLEX
   NAME, ADDRESS*,     HELD WITH     OF TIME    OCCUPATION(S) DURING                       OVERSEEN BY
        AND AGE           FUND       SERVED        PAST 5 YEARS                             DIRECTOR
----------------------------------------------------------------------------------------------------------------
James S. Collins      Chief           Since     Vice President (since 1999), Second Vice         38
Age: 43               Financial       2000      President (since 1990), MassMutual.
                      Officer and
                      Treasurer
                      of Trust

Isaac Williams, Jr.   Vice President  Since     Managing Director (since 1999),                  38
Age: 43               of the Trust    1999      David L. Babson & Company Inc.
                                                (investment adviser); Second Vice
                                                President (1998-1999), MassMutual;
                                                Regional Director (1988-1998),
                                                Peerless Insurance Company
                                                (property/casualty insurance company)

Thomas M. Kinzler     Vice President  Since     Vice President and Associate General Counsel     38
Age: 45               and Secretary   1999      (since 1999), Second Vice President and
                      of the Trust              Associate General Counsel (1996-1999),
                                                Assistant Vice President and Counsel
                                                (1995-1996), MassMutual

Vernon J. Meyer       Vice President  Since     Vice President (since 1998), Second Vice         38
Age: 36               of the Trust    1999      President (1995-1998), MassMutual.



* The address of each Trustee and Principal Officer is the same as that for the Trust: 1295 State Street, Springfield, Massachusetts 01111.

** Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years. Except, any Trustee who had already attained the age of seventy-two years as of April 19, 2001 shall retire and cease to serve as a Trustee on or before June 1, 2002, and any Trustee who attained the age of seventy-two years during 2001 shall retire and cease to serve as a Trustee on or before June 1, 2003.